CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (12,896,105)	$ (7,211,817)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	15,599	8,943
Amortization of intellectual property	38,202	67,620
Amortization of operating lease right of use asset	11,968	45,008
Stock compensation	3,409,214	5,875,000
Changes in operating assets and liabilities:
Due from related parties	0	12,109
Deposits and other current assets	(71,874)	(2,799)
Accounts payable and accrued expenses	1,206,610	312,581
Due to related parties	(1,699)	(1,925)
Operating lease liability	(11,968)	(45,008)
Net cash used in operating activities	(8,036,300)	(924,917)
Cash flows from investing activities:
Purchase of intellectual property	(169,564)	(13,055)
Purchase of property and equipment	(9,194)	(5,266)
Proceeds from sales of property and equipment	0	0
Net cash used in investing activities	(178,758)	(18,321)
Cash flows from financing activities:
Proceeds from notes payable	0	60,623
Proceeds from private placement of common stock	5,221,325	2,628,000
Proceeds from convertible notes payable, net	1,500,000	0
Repayment of notes payable to related parties	0	(35,508)
Net cash provided by financing activities	6,715,880	2,593,115
Effect of exchange rate on cash	(40,528)	(24,047)
Cash:
Net increase (decrease)	(1,539,706)	1,625,830
Balance at beginning of year	1,946,232	320,402
Balance at end of year	406,526	1,946,232
Supplemental disclosures of cash flow information:
Interest	943	3,593
Income taxes	$ 0	$ 0